SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identified any subsequent events that would have required adjustment or disclosure in the financial statements other than as described below.

On October 12, 2023, the Company elected to exercise its eighth of third one-month extension to the Termination Date, which extended its deadline to complete its initial business combination to November 11, 2023, by depositing $75,000 into the Trust Account.

On October 17, 2023, the Company held a special meeting of its stockholders (the “Stockholders”) in lieu of the 2023 annual meeting of stockholders (the “Special Meeting”) in connection with the transactions contemplated by that certain Agreement and Plan of Merger dated April 25, 2022 (the “Merger Agreement”), by and among the Company, Data Knights Merger Sub, Inc., a Delaware corporation (“Merger Sub”), Data Knights, LLC, the Company’s sponsor, OneMedNet Solutions Corporation (formerly named OneMedNet Corporation), a Delaware corporation, (“OneMedNet”), and Paul Casey, as seller representative (such transactions, collectively, the “Business Combination”). At the Special Meeting, the Stockholders were asked to consider and vote on the proposals identified in the definitive proxy statement/prospectus that the Company filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 21, 2023 (the “Definitive Proxy”). Proposals 1 through 7 set forth below were approved:

-	Proposal 1: To approve an amendment to the Second Amendment to the Second Amended and Restated Certificate of Incorporation (the “Charter”) effective prior to the consummation of the Business Combination, to remove from the Charter the redemption limitation contained under Section 9.2(a) preventing the Company from closing a business combination if it would have less than $5,000,0001 of net tangible assets (the “NTA Proposal”).

-	Proposal 2: To approve and adopt the Merger Agreement and approve the transactions contemplated thereby (the “Business Combination Proposal”).

-	Proposal 3: To approve, for purposes of complying with Nasdaq Listing Rules 5635(a) and (b), the issuance of more than 20% of the issued and outstanding Class A common stock and the resulting change in control in connection with the Business Combination (the “Nasdaq Proposal”).

NOTE 10. SUBSEQUENT EVENTS (Continued)

-	Proposal 4: To approve the Third Amended and Restated Certificate of Incorporation, which shall become effective upon the closing of the Business Combination (the “Charter Amendment Proposal”), including (i) the addition of a supermajority voting requirement to amend the Surviving Corporation’s Bylaws, and (ii) the addition of a supermajority voting requirement to amend Articles V (Board of Directors), VI (Stockholders), VII (Liability and Indemnification; Corporate Opportunity), VIII (Business Combinations), IX (Exclusive Forum), and Article X (Amendments) to the Third Amended and Restated Certificate of Incorporation.

-	Proposal 4A: To approve the addition to Company’s Certificate of Incorporation of a super majority voting requirement to amend the Surviving Corporation’s Bylaws (the “Bylaw Amendment Requirement”), as contained in the Third Amended and Restated Certificate of Incorporation.

-	Proposal 4B: To approve the addition to the Company’s Certificate of Incorporation of a super majority voting requirement (the “Article Amendment Requirement”) to amend Articles V (Board of Directors), VI (Stockholders), VII (Liability and Indemnification; Corporate Opportunity), VIII (Business Combinations), IX (Exclusive Forum), and Article X (Amendments) of the Third Amended and Restated Certificate of Incorporation.

-	Proposal 5: To elect eight directors to serve on the Company’s board of directors following the consummation of the Business Combination until the 2024 annual meeting of Stockholders, in the case of Class I directors, the 2025 annual meeting of Stockholders, in the case of Class II directors, and the 2026 annual meeting of Stockholders, in the case of Class III directors, and, in each case, until their respective successors are duly elected and qualified (the “Director Election Proposal”).

-	Proposal 6: To approve the 2022 Equity Incentive Plan (the “Incentive Plan Proposal”).
-	Proposal 7: To approve adjourning the Special Meeting to a later date or dates, if necessary to permit further solicitation and vote of proxies if it is determined by the Company that more time is necessary or appropriate to approve one or more Proposals at the Special Meeting (the “Adjournment Proposal”).

In connection with the Special Meeting, certain Stockholders (the “Redeeming Stockholders”) holding 1,614,148 shares of Class A Common Stock (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds held by Continental Stock Transfer & Trust Company, as trustee (“Continental”) in the trust account established in connection with the Company’s initial public offering (the “Trust Account”). As a result, approximately $17.9 million (approximately $11.12 per share) will be removed from the Trust Account to pay the Redeeming Stockholders, and approximately $1.1 million will remain in the Trust Account.

On November 7, 2023, the Company consummated the Business Combination with OneMedNet pursuant to Merger Agreement, following the approval of the Business Combination at the Special Meeting. On November 7, 2023, at the closing of the Business Combination pursuant to the Merger Agreement, Merger Sub merged with and into OneMedNet with OneMedNet surviving the Merger, as a wholly-owned subsidiary of the Company, and the Company changed its name to “OneMedNet Corporation.”